Inventories	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Inventories
12. INVENTORIES

	2025		2024		2023
Finished goods	921		925		1,052
Crude oil and natural gas	393	(2)	456	(2)	507
Products in process	39		49		45
Raw materials, packaging materials and others	94		116		79

	1,447	(1)	1,546	(1)	1,683	(1)

(1)	As of December 31, 2025, 2024 and 2023, the carrying amount of inventories does not exceed their net realizable value.
(2)	Includes 21 corresponding to the provision of inventories write-down as of December 31, 2025 and 2024, respectively, see Note 2.b.8) and 26.